Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued employee expenses	$ 2,796	$ 1,757
Other	237	249
Total accrued expenses	$ 3,033	$ 2,006